Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000003871 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003871 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000003871 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000003871 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000003873 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003873 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000003873 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000003873 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000054919 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054919 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000054919 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000054919 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000188264 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188264 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000188264 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000188264 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000003870 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000003870 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000003870 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000003870 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000054921 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054921 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000054921 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000054921 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000158193 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158193 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000158193 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000158193 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000158194 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158194 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000158194 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000158194 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000158195 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158195 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.41%
C000158195 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	70.71%
C000158195 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.88%
C000132114 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132114 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000132114 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000132114 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000132114 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000132114 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000132115 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132115 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000132115 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000132115 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000132115 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000132115 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000132116 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132116 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000132116 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000132116 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000132116 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000132116 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000188268 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188268 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000188268 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000188268 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000188268 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000188268 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000132117 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132117 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000132117 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000132117 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000132117 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000132117 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000132119 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000132119 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000132119 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000132119 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000132119 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000132119 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000158199 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158199 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000158199 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000158199 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000158199 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000158199 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000158200 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158200 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000158200 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000158200 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000158200 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000158200 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%
C000158201 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158201 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	90.79%
C000158201 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	4.06%
C000158201 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.12%
C000158201 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000158201 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	1.02%